Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expenses.
Schedule of company's prepaid expenses

	December 31,	December 31,
	2024	2023
	$	$

Research and development	1,167	—
Insurance	158,007	204,302
Investor relations conferences and services	19,490	25,309
Administrative services and other	6,748	7,355
	185,412	236,966